NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED JUNE 27, 2018

TO THE PROSPECTUS DATED FEBRUARY 28, 2018

Effective June 20, 2018, shares of Nuveen Mid Cap Value Fund are being offered through another prospectus. Any references to Nuveen Mid Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCVP-0618P

NUVEEN MID CAP VALUE FUND

SUPPLEMENT DATED JUNE 27, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018

Effective June 20, 2018, shares of Nuveen Mid Cap Value Fund are being offered through another prospectus and statement of additional information. Any references to Nuveen Mid Cap Value Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MCVSAI-0618P